Tax	6 Months Ended
Jun. 30, 2021
Tax
25 Tax
The 2Q21 income tax charge of CHF 566 million, resulting in an effective tax rate of 69.6% for the quarter, mainly reflected the estimated effective tax rate for the full year, as applied to the 2Q21 results in accordance with ASC Topic 740 – Income Taxes – Interim Reporting. This continues to primarily reflect the loss related to Archegos, for which only a partial tax benefit was recognized, and the application of a valuation allowance for the remainder of the loss. Other key drivers of the full year estimated effective tax rate were the impact of the geographical mix of results, the non-deductible funding costs and an additional valuation allowance in the Group’s operating entities in the UK. The details of the 2Q21 tax rate reconciliation resulting from applying the estimated effective tax rate for the full year to the 2Q21 results are outlined below.
Net deferred tax assets related to net operating losses (NOL), net deferred tax assets on temporary differences and net deferred tax liabilities are presented in the following manner. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on NOL and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel III framework. Valuation allowances have been allocated against such deferred tax assets on NOL first, with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.
As of June 30, 2021, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 19.4 billion, which are considered indefinitely reinvested. The Group would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts, as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, Germany, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF 60 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2016; Switzerland – 2015 (federal and Zurich cantonal level); the UK – 2012; the Netherlands – 2011; and the US – 2010.
Effective tax rate
in	2Q21	1Q21	2Q20	6M21	6M20
Effective tax rate (%)	69.6	69.5	25.2	71.4	10.2
Tax expense reconciliation
in	2Q21
Income tax expense computed at the Swiss statutory tax rate of 18.5% (CHF million)	150
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(45)
Changes in tax law and rates	(31)
Other non-deductible expenses	140
Changes in deferred tax valuation allowance	292
Lower taxed income	(40)
Income taxable to noncontrolling interests	15
(Windfall tax benefits)/shortfall tax charges on share-based compensation	31
Other	54
Income tax expense	566
Foreign tax rate differential
2Q21 included a foreign tax impact of CHF 45 million, mainly driven by the estimated current year earnings mix.
Changes in tax law and rates
2Q21 included the impact of CHF 31 million related to the tax rate change in the UK.
Other non-deductible expenses
2Q21 included the impact of CHF 140 million relating to non-deductible interest expenses, the UK bank levy and other non-deductible expenses.
Changes in deferred tax valuation allowance
2Q21 included the impact of the estimated current year earnings, resulting in an increase in the valuation allowance of CHF 310 million, mainly in respect of the Group’s operating entities in the UK. This was partially offset by a decrease in the valuation allowance of CHF 18 million, mainly in respect of one of the Group’s operating entities in Switzerland.
Lower taxed income
2Q21 primarily included the impact of CHF 26 million related to non-taxable life insurance income and CHF 13 million related to non-taxable dividend income. The remaining balance included various smaller items.
Other
2Q21 included the impact of CHF 54 million, which mainly reflected the tax impact of CHF 26 million relating to withholding taxes, CHF 25 million relating to an accounting standard implementation transition adjustment for own credit movements, CHF 10 million relating to the current year base erosion and anti-abuse tax (BEAT) provision, CHF 7 million relating to own credit valuation movements and CHF 5 million relating to tax contingency accruals. This was partially offset by the tax benefit of CHF 22 million relating to prior years’ adjustments. The remaining balance included various smaller items.
Net deferred tax assets
end of	2Q21	1Q21
Net deferred tax assets (CHF million)
Deferred tax assets	4,201	3,964
of which net operating losses	1,380	1,011
of which deductible temporary differences	2,821	2,953
Deferred tax liabilities	(578)	(557)
Net deferred tax assets	3,623	3,407

Bank
Tax
24 Tax
The 6M21 income tax expense of CHF 6 million, resulting in an effective tax rate of 40.0% for 6M21, included the impact of the estimated annual effective tax rate, as applied to the 6M21 results, as well as the impact of items that needed to be recorded in the specific interim period in which they occurred. This primarily reflected the loss related to Archegos, for which only a partial tax benefit was recognized, and the application of a valuation allowance for the remainder of the loss. Other key drivers of the full year estimated effective tax rate were the impact of the geographical mix of results, the non-deductible funding costs and an additional valuation allowance in the Bank’s operating entities in the UK. The details of the 6M21 tax rate reconciliation resulting from applying the estimated effective tax rate for the full year to the 6M21 results are outlined below.
Net deferred tax assets related to net operating losses (NOL), net deferred tax assets on temporary differences and net deferred tax liabilities are presented in the following manner. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on NOL and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel III framework. Valuation allowances have been allocated against such deferred tax assets on NOL first, with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.
As of June 30, 2021, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 19.0 billion which are considered indefinitely reinvested. The Bank would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts, as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
The Bank is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, Germany, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF 60 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2016; Switzerland – 2015 (federal and Zurich cantonal level); the UK – 2012; the Netherlands – 2011, and the US – 2010.
Effective tax rate
in	6M21	6M20
Effective tax rate (%)	40.0	9.5
Tax expense reconciliation
in	6M21
Income tax expense computed at the Swiss statutory tax rate of 18.5% (CHF million)	3
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(50)
Changes in tax law and rates	(27)
Other non-deductible expenses	49
Changes in deferred tax valuation allowance	49
Lower taxed income	(7)
Income taxable to noncontrolling interests	2
(Windfall tax benefits)/shortfall tax charges on share-based compensation	29
Other	(42)
Income tax expense	6
Foreign tax rate differential
6M21 included a foreign tax impact of CHF 50 million, mainly driven by the estimated current year earnings mix.
Changes in tax law and rates
6M21 included the impact of CHF 27 million related to the tax rate change in the UK.
Other non-deductible expenses
6M21 included the impact of CHF 49 million relating to non-deductible interest expenses, the UK bank levy and other non-deductible costs.
Changes in deferred tax valuation allowance
6M21 included the impact of the estimated current year earnings, resulting in an increase in the valuation allowance of CHF 54 million, mainly in respect of the Bank’s operating entities in the UK. This was partially offset by a decrease in the valuation allowance of CHF 5 million, mainly in respect of one of the Bank’s operating entities in Switzerland.
Lower taxed income
6M21 primarily included the impacts of CHF 4 million related to non-taxable life insurance income and CHF 3 million related to non-taxable dividend income. The remaining balance included various smaller items.
Other
6M21 included a tax benefit of CHF 42 million, which mainly reflected the tax impact of CHF 44 million relating to prior years’ adjustments and CHF 10 million relating to tax contingency accruals. This was partially offset by CHF 5 million relating to withholding taxes, CHF 4 million relating to an accounting standard implementation transition adjustment for own credit movements and CHF 1 million relating to the current year base erosion and anti-abuse tax (BEAT) provision. The remaining balance included various smaller items.
Net deferred tax assets
end of	6M21	2020
Net deferred tax assets (CHF million)
Deferred tax assets	4,155	3,630
of which net operating losses	1,371	1,064
of which deductible temporary differences	2,784	2,566
Deferred tax liabilities	(164)	(157)
Net deferred tax assets	3,991	3,473